UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-21419)

Hennessy SPARX Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.

HENNESSY FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2011

Hennessy Select Large Value Fund
Hennessy Select SPARX Japan Fund
Hennessy Select SPARX Japan Smaller Companies Fund

Contents

Letter to shareholders	1
Performance overview
Hennessy Select Large Value Fund	5
Hennessy Select SPARX Japan Fund	7
Hennessy Select SPARX Japan Smaller Companies Fund	8
Financial statements
Schedules of investments
Hennessy Select Large Value Fund	10
Hennessy Select SPARX Japan Fund	16
Hennessy Select SPARX Japan Smaller Companies Fund	20
Statements of assets and liabilities	26
Statements of operations	28
Statements of changes in net assets	30
Financial highlights
Hennessy Select Large Value Fund	34
Hennessy Select SPARX Japan Fund	38
Hennessy Select SPARX Japan Smaller Companies Fund	42
Notes to the financial statements	44
Expense example	52
Additional information	54
Board approval of continuation
of investment advisory agreements	55

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LETTER TO SHAREHOLDERS

June, 2011

Dear Hennessy Funds Shareholder:

When I last wrote to you, I discussed the themes of low confidence and lack of clarity from Washington that dominated the fiscal year ended October 31, 2010.  And here we are, six months into our current fiscal year, and those themes are still front and center and affecting the recovery of our financial markets. We could add the global impact of the earthquake and tsunami in Japan, the political unrest in the Middle East and North Africa, the deadly storms and flooding in the southern part of the U.S. and fires in the state of Texas that all occurred during the last quarter to the events holding back market performance.  However, despite all these global and national hurdles, what truly stands out to me is that our markets have been resilient. Through all this negativity, our economy continues to fight its way back to health.

Many developed nations, including the U.S., are grappling with high deficits, stagnant or falling home prices and stubbornly high unemployment rates, and this is causing some investors to fear that growth here in the U.S. is just not on firm footing yet.  Many investors do, on the other hand, feel optimistic that an economic recovery is clearly underway, and that can be seen in the strong performance of the major U.S. indices. For example, the Dow Jones Industrial Average and the S&P 500 Indices each returned approximately 16-17% for the six-month period ended April 30, 2011. And, we are once again seeing high-quality stocks, those with strong fundamentals and growth potential, returning to favor and leading the market.  I think that this past six-month period can best be characterized as a battle between fear and optimism in the financial markets.

There are some heroes in this battle of fear and optimism, and those definitely include U.S. corporations.  Many companies are lean and productive. They have strong balance sheets and are growing stronger each quarter. The facts are that consumer spending is improving and the interest rate environment remains favorable.  Here at Hennessy, we believe that the financial markets are still undervalued and are poised for long-term, moderate growth. We are enthusiastic about the outlook for the equity market and believe that it should continue to grow even through this onslaught of negativity.

I honestly believe that the average investor is bewildered by the volatile responses of Wall Street to the ebb-and-flow of what is basic economic data. But Wall Street is not the lone villain in this market

HENNESSY FUNDS                                                                                                              1-800-966-4354

drama. Unfortunately, we still don’t have any clear and actionable direction from our leaders in Washington, and in my opinion, this could continue to hinder economic recovery.  Many U.S. companies are making a tremendous amount of money, but they are not hiring to grow their businesses until the rules and regulations and taxes are clearly laid out.  How can the market make a strong recovery if business and the investor are sidelined by uncertainty and fear?

I would like to answer that.  At Hennessy, we use history as our guide to running a business and to investing.  I believe that the solution to many of our economic problems is not very complex. Throughout our history, the United States has not been a nation of “savers.”  We are consumers.  I believe that if taxes were lowered, average Americans would have more money in their pockets, and they may feel more comfortable spending. That increase in demand would cause a need for a rise in inventories, and companies would need to supply those inventories by increasing production, which of course, means hiring and job growth.

Even without lowered taxes the economy is forging ahead.  The majority of companies continue to navigate through the mine field of uncertainty, while still making plenty of money for their shareholders. I believe that with strong leadership and clarity from our government, companies should begin to gain confidence, to reinvest in their business models, and most importantly to hire, which should lead to an expanded and sustainable economic recovery.

When I hear our elected officials discuss “Too Big to Fail” when describing our financial institutions, I am in dismay.  The U.S. Government is following the exact path that these financial companies took to their eventual demise. These financial firms leveraged themselves to the hilt (think growing U.S. deficit) by continuing to borrow, and then they were bailed out by TARP. I am here to tell you that there is no TARP for the U.S. Government; rather the bailout will come in the form of an increased burden on each of us taxpayers.

Despite the continued fear and uncertainty in the current markets, I continue to fall on the side of optimism and I believe the recovery is real and should just get stronger as we, as a nation, address the issues facing us.

Overview of the Japan Market

The Japanese stock market posted moderate gains for the six-month period ended April 30, 2011. The equity market rose in November following the better than expected U.S. non-farm payroll report and the

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LETTER TO SHAREHOLDERS

Federal Reserve Board’s decision to buy an additional $600 billion of treasuries. Japanese stocks were also lifted mid-month after a report showed that the Japanese gross domestic product rose 0.9% in the July – September period versus the second quarter, beating analysts’ expectations. In December, a slew of positive Japanese economic data triggered a further rally in the stock market. Additionally, the strong showing of the U.S. and European equity markets also provided a tailwind for the Nikkei 225, which at one point recovered to a level of 10,300, a seven-month high. January was somewhat volatile, with the equity market rising at the beginning of the month on the back of strong performance in the U.S., followed by a drop mid-month onwards due to the strengthening of the Yen and anti-government riots in Egypt. Come mid-February, demonstrations in the Middle East spread to Libya, the world’s eighth biggest oil producer. The upward momentum in the global stock market came to a halt from mid-March onwards as oil prices surged. Stocks then fell sharply following the Japan’s largest earthquake, which occurred on March 11th. The Nikkei 225 Stock Average dropped below 8,500 for the first time in two years on increasing concerns over the negative impact of the earthquake. The Yen renewed its historical high of 76 against the US dollar for the first time in 16 years on expectations of repatriation by Japanese companies. In April, while positive overseas markets supported Japanese stocks, the equity market was weighed down by fears related to the impact of the damaged nuclear power plants and the halt in production among Japanese manufacturers.

While the impact of damaged nuclear power plants and parts shortages on Corporate Japan’s earnings remains uncertain, our view is that concerns related to disrupted production lines and the supply capacity are beginning to ease, which is likely to benefit the Japanese equity market going forward.

We also believe that short-term uncertainty will increase globally due to fears related to the political unrest in the Middle East and North Africa, heightened concerns over the sovereign debt situation in Europe and weaker U.S. economic data. With that, we will selectively invest in companies that we feel are undervalued and have the potential for high earnings growth.

We continue to uncover great investment opportunities in Japan, with low valuations on many firms, despite a recovery in global demand. Given that, we believe that investors will hunt for individual names which not only offer attractive valuations, but also have strong balance sheets, a competitive manufacturing edge, high-quality craftsmanship, exposure to developing economies and/or energy-efficient technologies.

HENNESSY FUNDS                                                                                                              1-800-966-4354

As always, we will continue to manage money for the long term, in the sole interest of our shareholders. At Hennessy Funds, we pride ourselves on serving each of our investors directly, so please don’t ever hesitate to contact us at 800-966-4354 if we can answer any questions or can be of service.

Best regards,

Neil J. Hennessy
Portfolio Manager & Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and current risk and differences in accounting methods.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 are unmanaged indices commonly used to measure performance of U.S. stocks and assume reinvestment of dividends. The Tokyo Stock Price Index (TOPIX) is a market capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange. The Nikkei 225 is a stock market index for the Tokyo Stock Exchange (TSE). You cannot invest directly in an index.

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PERFORMANCE OVERVIEW — HENNESSY SELECT LARGE VALUE FUND

Hennessy Select Large Value Fund
Original Class Shares (HSFVX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED APRIL 30, 2011

	Six	One	Five	Ten
	Months	Year	Years	Years
Hennessy Select Large Value Fund
– Original Class	15.77%	11.96%	0.35%	2.57%
Russell 1000 Value Index	17.29%	15.24%	1.40%	4.31%
S&P 500 Index	16.36%	17.22%	2.95%	2.82%

Gross expense ratio: 1.41%.

Performance data quoted represents past performance; past performance does not guarantee future results. The performance for periods prior to March 20, 2009 reflects the performance of the Tamarack Value Fund, the predecessor to the Hennessy Select Large Value Fund. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  The gross expense ratio presented is that from the most recent prospectus.

PERFORMANCE NARRATIVE FROM RBC GLOBAL
ASSET MANAGEMENT (U.S.), SUB-ADVISOR

The Hennessy Select Large Value Fund produced strong returns for the six-month period ended April 30, 2011, gaining 15.77%. For the same period, the Russell 1000 Value Index gained 17.29% while the S&P 500 gained 16.36%. Because the Fund employs a sector neutral approach, its relative performance is the result of stock selection, not sector selection. Versus the Fund’s benchmark, the Russell 1000 Value Index, the Fund’s stock selection performed best in the Information Technology and Health Care sectors, while results in the Energy and Utility sectors hampered overall Fund performance.

Oil rose strongly during the six-month period, moving from $86 to $114 per barrel.  Consequently, returns in the Energy sector were striking, with a gain of 37%.  The Fund also showed very strong gains in the Energy sector, rising 35%, but not quite strong enough to match the returns in the Index. The Fund had its share of excellent performing Energy stocks, including Walter Energy, a metallurgical coal company, which gained 47%, and Devon Energy, a mid-sized oil and gas producer, which gained 40%. However, in this very strong sector, the largest gains were found in companies that were both mid-size and strongly concentrated in oil rather than gas or coal.  The Fund did not hold enough of these types of companies to keep pace with the Index.

In the Utilities sector, two holdings held back Fund results. American Electric Power was flat for the period, enduring losses from October through March based on fears about forthcoming coal burning regulations expected to be issued under the Clean Air Act. The stock rebounded strongly in March as those regulations, once known, were not as burdensome as initially feared. NextEra Energy also hurt results, with a loss of -6% while the Fund held the security. NextEra surprised investors by issuing additional equity, diluting current shareholders, and then using the proceeds to buy more wind power projects, which was judged adversely by the markets.

HENNESSY FUNDS                                                                                                              1-800-966-4354

Stock selection also drove results in the sectors where the Fund performed better than its benchmark. Within the Information Technology sector, Accenture, an international consulting company, led results with a 23% gain due to strong growth in revenues. Stock selection in the Health Care sector, specifically in the Pharmaceutical industry resulted in positive relative performance in the Fund. Watson Pharmaceuticals, a maker of both generic and branded drugs, rose 23% while held in the Fund.  Johnson and Johnson performed very poorly through the first four months of the period, and that poor performance led to an attractive valuation. When that attractive evaluation became apparent, Johnson and Johnson was added to the Select Large Value portfolio, and the stock has since performed well.

In contrast to the first stages of the current stock market rally, the strong fundamentals of many individual stocks began to materialize in earnest during the last six months.  We believe that as the market returns to fully favoring quality stocks with strong fundamentals, the better the Fund should do relative to its benchmark.

Hennessy Select Large Value Fund
Institutional Class Shares (HSVIX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED APRIL 30, 2011

	Six	One	Since Inception
	Months	Year	(3/20/09)
Hennessy Select Large Value Fund
– Institutional Class	16.01%	12.47%	28.71%
Russell 1000 Value Index	17.29%	15.24%	35.21%
S&P 500 Index	16.36%	17.22%	33.88%

Gross expense ratio: 1.22%.  Net expense ratio: 0.98%.  The expense ratio is contractually capped at 0.98% indefinitely.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced. The expense ratios presented are those from the most recent prospectus.

The S&P 500 and Russell 1000 Value are unmanaged indices commonly used to measure the performance of U.S. stocks. The Russell 1000 Value measures large-cap, value-oriented stocks. One cannot invest directly in an index.

Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

The Fund’s composition and sector weightings are shown as a percentage of the Fund’s total net assets. Portfolio composition and sector weightings are subject to change at any time and should not be considered a recommendation to buy or sell a particular security. Please refer to the Schedule of Investments within this Semi-Annual Report for additional portfolio information, including percentages of holdings.

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PERFORMANCE OVERVIEW — HENNESSY SELECT SPARX JAPAN FUND

Hennessy Select SPARX Japan Fund
Original Class Shares (SPXJX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED APRIL 30, 2011

	Six	One	Five	Since Inception
	Months	Year	Years	(10/31/03)
Hennessy Select SPARX Japan Fund
– Original Class	17.97%	22.14%	-5.36%	6.79%
MSCI Japan Index	4.94%	2.13%	-5.05%	3.36%
TOPIX	4.81%	1.43%	-5.58%	2.71%

Gross expense ratio: 1.73%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com. The gross expense ratio presented is that from the most recent prospectus.

PERFORMANCE NARRATIVE FROM SPARX ASSET MANAGEMENT CO., SUB-ADVISOR

The Hennessy Select SPARX Japan Fund gained 17.97% during the six-month period ended April 30, 2011, significantly outperforming the MSCI Japan Index, which gained 4.94%, and the TOPIX, which gained 4.81% for the same period. The largest contributors to the Fund’s performance among the TOPIX 33 sub-industries included shares of wholesalers, retailers and miscellaneous manufacturing firms. Alternatively, banks, pharmaceutical makers and iron & steel manufacturers were among the worst performers.

The chief positive contributors to the Fund’s strong performance were Ryohin Keikaku Co., Ltd., the operator of the MUJI brand retail chain, and general trading firms, such as Mitsubishi Corporation and Misumi Group, Inc. Ryohin Keikaku gained on speculation of a positive earnings surprise for the fiscal year ended February, 2011. The company has recouped its past two years of underperformance and was the best performing stock in the portfolio during the period. Shares of the two trading firms Mitsubishi and Misumi gained 13% and 18% respectively during the period, as concerns over a possible economic slowdown in China eased and commodity prices rose worldwide.

During the six-month period, the worst performing stocks were drug maker, Rohto Pharmaceutical Co., Ltd., and Japanese air-conditioner manufacturer, Daikin Industries, Ltd. Rohto shares slid -18% during the period as investors were left disappointed by the company’s mid-term operating profit results released in November, which showed sharp appreciation in the Yen and lower U.S. sales. In addition, the firm’s management revised its full-year profit target downward, citing sluggish U.S. demand and increased promotional spending in Asia. Shares of Daikin Industries lost -8% after its announcement in January that the firm might buy U.S. rival Goodman Global, which raised financing concerns and prompted investors to sell the stock on speculation that additional stock might need to be issued in order to pay for the acquisition.

HENNESSY FUNDS                                                                                                              1-800-966-4354

Hennessy Select SPARX Japan Fund
Institutional Class Shares (SPARX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED APRIL 30, 2011

	Six	One	Five	Since Inception
	Months	Year	Years	(10/31/03)
Hennessy Select SPARX Japan Fund
– Institutional Class	18.33%	22.59%	-5.24%	6.93%
MSCI Japan Index	4.94%	2.13%	-5.05%	3.36%
TOPIX	4.81%	1.43%	-5.58%	2.71%

Gross expense ratio: 1.47%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  The gross expense ratio presented is that from the most recent prospectus.

The MSCI Japan Index is a market capitalization-weighted index of Japanese equities. The Tokyo Stock Price Index (TOPIX) is a market capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange. The MSCI Japan and TOPIX indices are presented in U.S. Dollar terms and take into account reinvestment of dividends. One cannot invest directly in an index.

Small and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in foreign securities involve greater volatility and political, economic and currency risk and differences in accounting methods.

The Fund’s composition and sector weightings are shown as a percentage of the Fund’s total net assets. Portfolio composition and sector weightings are subject to change at any time and should not be considered a recommendation to buy or sell a particular security. Please refer to the Schedule of Investments within this Semi-Annual Report for additional portfolio information, including percentages of holdings.

Hennessy Select SPARX Japan Smaller Companies
Fund (SPJSX)

AVERAGE ANNUAL TOTAL RETURN PERIODS ENDED APRIL 30, 2011

	Six	One	Three	Since Inception
	Months	Year	Years	(8/31/07)
Hennessy Select SPARX Japan Smaller
Companies Fund – Original Class	14.30%	5.92%	1.86%	2.96%
MSCI Japan Small Cap Index	11.05%	6.23%	0.46%	-2.35%
TOPIX	4.81%	1.43%	-5.34%	-5.68%

Gross expense ratio: 2.15%.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com. The gross expense ratio presented is that from the most recent prospectus.

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PERFORMANCE OVERVIEW — HENNESSY SELECT SPARX JAPAN SMALLER COMPANIES FUND

PERFORMANCE NARRATIVE FROM SPARX ASSET MANAGEMENT CO., SUB-ADVISOR

The Hennessy Select SPARX Japan Smaller Companies Fund gained 14.30% during the six-month period ended April 30, 2011, outperforming both the MSCI Japan Small Cap Index, which gained 11.05%, and the TOPIX, which gained 4.81% for the same period. The biggest contributors to the Fund’s performance among the TOPIX 33 sub-industries included shares of electronic appliance makers, information & communication-related firms and machinery manufacturers. On the other hand, negative contributors included chemical makers, precision instrument makers and food manufacturers.

The chief positive contributors to the Fund’s strong performance during the period were Takeei Corporation, an industrial waste processor, Yamaichi Electronics Co., Ltd., a leading manufacturer of integrated circuit sockets, and Anest Iwata Corporation, a manufacturer of painting machines with a domestic market share of over 60%. Takeei shares surged 148% due to expectations for improved business performance based on post-quake reconstruction demand. Shares of Yamaichi Electronics gained +6% after the firm announced favorable second-quarter earnings results for the fiscal year ended March 31, 2011, which was driven by increased overseas sales. Shares of Anest Iwata also climbed 64% due to bargain hunting, as investors took advantage of its low price-to-earnings ratio.

Among the worst performing stocks during the six-month period were Adeka Corporation, a specialty chemical company, and NPC Inc., which makes solar-panel manufacturing equipment and vacuum packaging machines. Shares of Adeka declined -7% on earnings concerns as the company suffered earthquake damage to its main factories. Shares of NPC dropped -15% during the period due to profit taking after its stock price surged beginning in September of last year.

The MSCI Japan Small Cap Index represents the universe of small capitalization companies in the Japanese equity markets. The Tokyo Stock Price Index (TOPIX) is a market capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange. The MSCI Japan Small Cap and TOPIX indices are presented in U.S. Dollar terms and take into account reinvestment of dividends. One cannot invest directly in an index.

Small and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in foreign securities involve greater volatility and political, economic and currency risk and differences in accounting methods.

The Fund’s composition and sector weightings are shown as a percentage of the Fund’s total net assets. Portfolio composition and sector weightings are subject to change at any time and should not be considered a recommendation to buy or sell a particular security. Please refer to the Schedule of Investments within this Semi-Annual Report for additional portfolio information, including percentages of holdings.

Price to Earnings Ratio (P/E) is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

HENNESSY FUNDS                                                                                                              1-800-966-4354

Schedules of Investments

HENNESSY SELECT
LARGE VALUE FUND
As of April 30, 2011 (Unaudited)
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
J.P. Morgan Chase & Co.	3.76%
Wells Fargo & Co.	2.69%
Chevron Corp.	2.51%
Proctor & Gamble Co.	2.50%
Intel Corp.	2.42%
Devon Energy Corp.	2.41%
Verizon Communications, Inc.	2.33%
Marathon Oil Corp.	2.20%
The Walt Disney Co.	2.17%
Bank of America Corp.	2.09%

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SCHEDULE OF INVESTMENTS — HENNESSY SELECT LARGE VALUE FUND

COMMON STOCKS – 98.60%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 7.26%
Comcast Corp.	113,505	$2,978,371	2.09%
Johnson Controls, Inc.	29,670	1,216,470	0.85%
Macy’s, Inc.	63,715	1,523,426	1.07%
The Walt Disney Co.	71,860	3,097,166	2.17%
Wyndham Worldwide Corp.	44,685	1,546,548	1.08%
		10,361,981	7.26%
Consumer Staples – 9.51%
Coca-Cola Co.	41,495	2,799,253	1.96%
Dr. Pepper Snapple Group, Inc.	42,705	1,674,036	1.17%
Kroger Co.	57,375	1,394,786	0.98%
Philip Morris International, Inc.	34,845	2,419,637	1.70%
Procter & Gamble Co.	55,080	3,574,692	2.50%
Wal-Mart Stores, Inc.	31,085	1,709,053	1.20%
		13,571,457	9.51%
Energy – 12.76%
Chevron Corp.	32,785	3,587,990	2.51%
ConocoPhillips	17,855	1,409,295	0.99%
Devon Energy Corp.	37,780	3,437,980	2.41%
Diamond Offshore Drilling, Inc.	20,455	1,551,921	1.09%
EOG Resources, Inc.	6,075	685,928	0.48%
Halliburton Co.	44,305	2,236,517	1.57%
Marathon Oil Corp.	58,045	3,136,752	2.20%
National Oilwell Varco, Inc.	28,225	2,164,575	1.51%
		18,210,958	12.76%
Financials – 24.20%
Ace Ltd. (b)	23,325	1,568,606	1.10%
Affiliated Managers Group, Inc. (a)	21,395	2,333,767	1.64%
Aon Corp.	30,935	1,613,879	1.13%
Bank of America Corp.	242,630	2,979,496	2.09%
Berkshire Hathaway, Inc. – Class B (a)	17,710	1,475,243	1.03%
Boston Properties, Inc.	18,595	1,943,735	1.36%
Capital One Financial Corp.	41,565	2,274,853	1.59%
Citigroup, Inc. (a)	78,970	362,472	0.25%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Financials (Continued)
Digital Realty Trust, Inc.	24,350	$1,469,279	1.03%
Fifth Third Bancorp	103,810	1,377,559	0.97%
IntercontinentalExchange, Inc. (a)	8,665	1,042,833	0.73%
J.P. Morgan Chase & Co.	117,470	5,360,156	3.76%
Prudential Financial, Inc.	31,760	2,014,219	1.41%
Simon Property Group, Inc.	20,273	2,322,070	1.63%
The Goldman Sachs Group, Inc.	16,910	2,553,579	1.79%
Wells Fargo & Co.	131,785	3,836,261	2.69%
		34,528,007	24.20%
Health Care – 13.39%
Amgen, Inc. (a)	29,935	1,701,805	1.19%
Celgene Corp. (a)	38,725	2,280,128	1.60%
CIGNA Corp.	55,885	2,617,094	1.83%
Mckesson Corp.	29,990	2,489,470	1.75%
Merck & Co., Inc.	20,952	753,224	0.53%
Pfizer, Inc.	140,990	2,955,151	2.07%
St. Jude Medical, Inc.	40,860	2,183,558	1.53%
Thermo Electron Corp. (a)	34,515	2,070,555	1.45%
Watson Pharmaceuticals, Inc. (a)	33,025	2,048,211	1.44%
		19,099,196	13.39%
Industrials – 9.29%
CSX Corp.	28,785	2,265,092	1.59%
Eaton Corp.	34,555	1,849,729	1.30%
General Electric Co.	122,540	2,505,943	1.76%
Honeywell International, Inc.	37,110	2,272,245	1.59%
PACCAR, Inc.	17,305	919,069	0.65%
Timken Co.	25,400	1,432,306	1.00%
Tyco International Ltd. (b)	22,040	1,074,229	0.75%
United Rentals, Inc. (a)	31,595	929,525	0.65%
		13,248,138	9.29%
Information Technology – 7.93%
Corning, Inc.	68,945	1,443,708	1.01%
eBay, Inc. (a)	29,380	1,010,672	0.71%

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS — HENNESSY SELECT LARGE VALUE FUND

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Information Technology (Continued)
Intel Corp.	148,935	$3,453,803	2.42%
MasterCard, Inc.	4,665	1,287,027	0.90%
Microsoft Corp.	81,915	2,131,428	1.49%
Motorola Solutions, Inc. (a)	43,360	1,989,357	1.40%
		11,315,995	7.93%
Materials – 3.24%
Alcoa, Inc.	75,810	1,288,770	0.90%
Eastman Chemical Co.	16,385	1,757,291	1.23%
Solutia, Inc. (a)	60,085	1,583,240	1.11%
		4,629,301	3.24%
Telecommunication Services – 4.98%
AT&T, Inc.	75,760	2,357,651	1.65%
CenturyLink, Inc.	34,767	1,417,799	1.00%
Verizon Communications, Inc.	87,995	3,324,451	2.33%
		7,099,901	4.98%
Utilities – 6.04%
American Electric Power, Inc.	63,240	2,306,995	1.62%
Entergy Corp.	20,575	1,434,489	1.01%
Sempra Energy	44,390	2,445,889	1.71%
Xcel Energy, Inc.	99,725	2,426,309	1.70%
		8,613,682	6.04%

Total Common Stocks (Cost $118,641,818)		140,678,616	98.60%

SHORT-TERM INVESTMENTS – 0.41%
Money Market Funds – 0.41%
Fidelity Government Portfolio –
Institutional Class, 0.01% (c)	590,504	590,504	0.41%

Total Short-Term Investments
(Cost $590,504)		590,504	0.41%

Total Investments – 99.01%
(Cost $119,232,322)		141,269,120	99.01%

Other Assets in Excess of Liabilities – 0.99%		1,408,690	0.99%
TOTAL NET ASSETS – 100.00%		$142,677,810	100.00%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

Percentages are stated as a percent of net assets.

(a)Non-income producing security.
(b)Foreign issued security.
(c)The rate listed is the Fund’s 7-day yield as of April 30, 2011.

Summary of Fair Value Exposure at April 30, 2011

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS — HENNESSY SELECT LARGE VALUE FUND

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$10,361,981	$—	$—	$10,361,981
Consumer Staples	13,571,457	—	—	13,571,457
Energy	18,210,958	—	—	18,210,958
Financials	34,528,007	—	—	34,528,007
Health Care	19,099,196	—	—	19,099,196
Industrials	13,248,138	—	—	13,248,138
Information Technology	11,315,995	—	—	11,315,995
Materials	4,629,301	—	—	4,629,301
Telecommunication Services	7,099,901	—	—	7,099,901
Utilities	8,613,682	—	—	8,613,682
Total Common Stock	$140,678,616	$—	$—	$140,678,616
Short-Term Investments	$590,504	$—	$—	$590,504
Total Investments in Securities	$141,269,120	$—	$—	$141,269,120

Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2011, the Fund recognized no significant transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

HENNESSY SELECT SPARX
JAPAN FUND
As of April 30, 2011 (Unaudited)
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Shimano, Inc.	5.61%
Keyence Corp.	5.48%
Ryohin Keikaku Co., Ltd.	5.29%
Mitsubishi Corp.	5.26%
Asics Corp.	5.14%
Sumitomo Corp.	5.08%
Daikin Industries	5.03%
Kao Corp.	4.93%
Itochu Corp.	4.91%
Misumi Group, Inc.	4.52%

WWW.HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS — HENNESSY SELECT SPARX JAPAN FUND

COMMON STOCKS – 93.44%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 21.92%
Asics Corp.	68,000	$979,153	5.14%
Isuzu Motors, Ltd.	81,000	345,510	1.82%
Ryohin Keikaku Co., Ltd.	21,900	1,007,052	5.29%
Shimano, Inc.	20,000	1,067,620	5.61%
Toyota Motor Corp.	19,400	772,508	4.06%
		4,171,843	21.92%
Consumer Staples – 7.20%
Kao Corp.	37,600	938,204	4.93%
Unicharm Corp.	10,900	431,350	2.27%
		1,369,554	7.20%
Financials – 7.36%
Mizuho Financial Group	422,500	666,708	3.50%
Sumitomo Mitsui Financial Group, Inc.	23,900	735,135	3.86%
		1,401,843	7.36%
Health Care – 8.37%
Mani, Inc.	18,800	656,603	3.45%
Rohto Pharmaceutical Co., Ltd.	66,000	669,642	3.52%
Terumo Corp.	4,800	266,289	1.40%
		1,592,534	8.37%
Industrials – 31.27%
Daikin Industries	30,300	958,513	5.03%
Itochu Corp.	90,400	935,038	4.91%
Komatsu, Ltd.	13,100	458,657	2.41%
Marubeni Corp.	107,000	773,001	4.06%
Misumi Group, Inc.	34,200	859,691	4.52%
Mitsubishi Corp.	37,300	1,001,994	5.26%
Sumitomo Corp.	70,800	966,228	5.08%
		5,953,122	31.27%
Information Technology – 5.48%
Keyence Corp.	4,000	1,043,457	5.48%

Materials – 11.84%
Fuji Seal International, Inc.	28,200	587,884	3.09%
Sumitomo Metal Industries	300,000	628,737	3.30%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Materials (Continued)
Sumitomo Metal Mining Co., Ltd.	44,000	$779,486	4.10%
Taiyo Nippon Sanso Corp.	32,000	257,215	1.35%
		2,253,322	11.84%

Total Common Stocks (Cost $15,167,461)		17,785,675	93.44%

SHORT-TERM INVESTMENTS – 2.42%
Money Market Funds – 2.42%
Fidelity Government Portfolio –
Institutional Class, 0.01% (a)	459,947	459,947	2.42%

Total Short-Term Investments
(Cost $459,947)		459,947	2.42%

Total Investments – 95.86%
(Cost $15,627,408)		18,245,622	95.86%

Other Assets in Excess of Liabilities – 4.14%		789,389	4.14%
TOTAL NET ASSETS – 100.00%		$19,035,011	100.00%

Percentages are stated as a percent of net assets.

(a)The rate listed is the Fund’s 7-day yield as of April 30, 2011.

Summary of Fair Value Exposure at April 30, 2011

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS — HENNESSY SELECT SPARX JAPAN FUND

reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgement of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values are considered level 2 prices in the fair valuation hierarchy.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$4,171,843	$—	$—	$4,171,843
Consumer Staples	1,369,554	—	—	1,369,554
Financials	1,401,843	—	—	1,401,843
Health Care	1,592,534	—	—	1,592,534
Industrials	5,953,122	—	—	5,953,122
Information Technology	1,043,457	—	—	1,043,457
Materials	2,253,322	—	—	2,253,322
Total Common Stock	$17,785,675	$—	$—	$17,785,675
Short-Term Investments	$459,947	$—	$—	$459,947
Total Investments in Securities	$18,245,622	$—	$—	$18,245,622

Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2011, the Fund recognized no significant transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

HENNESSY SELECT SPARX
JAPAN SMALLER COMPANIES FUND
As of April 30, 2011 (Unaudited)
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Juki Corp.	2.40%
Tokyo Rope Manufacturing Co., Ltd.	2.37%
Village Vanguard Co., Ltd.	2.29%
Arc Land Sakamoto Co., Ltd.	2.28%
Macnica, Inc.	2.24%
Nippon Chemi-con Corp.	2.17%
NEC Capital Solutions, Ltd.	2.17%
Nisshin Steel Co., Ltd.	2.07%
SIIX Corp.	2.05%
Nitto Boseki Co., Ltd.	2.04%

WWW.HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS — HENNESSY SELECT SPARX JAPAN SMALLER COMPANIES FUND

COMMON STOCKS – 98.94%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 19.95%
Arc Land Sakamoto Co., Ltd.	45,500	$627,683	2.28%
ASKUL Corp.	11,900	163,576	0.60%
Bals Corp.	340	319,817	1.16%
Endo Manufacturing Co., Ltd.	67,600	375,023	1.36%
Haruyama Trading Co., Ltd.	38,200	183,665	0.67%
Nippon Seiki Co., Ltd.	40,000	460,581	1.67%
Nissin Kogyo Co., Ltd.	23,400	393,486	1.43%
Otsuka Kagu, Ltd.	27,900	244,897	0.89%
Press Kogyo Co., Ltd. (a)	80,000	362,941	1.32%
Sanden Corp.	95,000	445,047	1.62%
Seiko Holdings Corp.	130,000	424,706	1.54%
Tohokushinsha Film Corp.	77,400	393,131	1.43%
Topre Corp.	56,700	464,840	1.69%
Village Vanguard Co., Ltd.	142	629,341	2.29%
		5,488,734	19.95%
Consumer Staples – 1.85%
Cawachi Ltd.	26,800	509,469	1.85%

Financials – 4.32%
Anicom Holdings, Inc. (a)	7,400	268,212	0.98%
Suruga Bank, Ltd.	52,000	432,719	1.57%
Tokyo Tomin Bank, Ltd.	36,700	486,830	1.77%
		1,187,761	4.32%
Health Care – 1.26%
Message Co., Ltd.	120	345,435	1.26%

Industrials – 33.97%
Aichi Corp.	111,200	527,794	1.92%
Anest Iwata Corp.	93,000	418,480	1.52%
Asunaro Aoki Construction, Ltd.	68,500	352,148	1.28%
Benefit One, Inc.	332	222,247	0.81%
Juki Corp. (a)	268,000	660,790	2.40%
Kyosan Electric Manufacturing Co., Ltd.	94,000	531,912	1.93%
Mirait Holdings Corp.	66,400	500,978	1.82%
Morita Holdings Corp.	86,000	537,533	1.95%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Industrials (Continued)
NEC Capital Solutions Ltd.	40,300	$596,687	2.17%
Nippon Yusoki Co., Ltd.	217,000	505,615	1.84%
Nitto Boseki Co., Ltd.	233,000	560,131	2.04%
Nitto Kogyo Corp.	35,700	367,497	1.34%
NPC, Inc.	22,000	427,714	1.56%
Prestige International, Inc.	151	242,002	0.88%
SBS Holdings, Inc.	287	272,087	0.99%
Senko Co., Ltd.	113,000	335,733	1.22%
Shin Nippon Air Technologies Co., Ltd.	70,900	356,620	1.30%
Takeei Corp.	16,100	383,470	1.39%
Toshiba Machine Co., Ltd.	90,000	474,881	1.73%
Toshin Group Co., Ltd.	12,000	297,356	1.08%
Weathernews, Inc.	21,900	490,027	1.78%
Yushin Precision Equipment Co., Ltd.	15,300	281,611	1.02%
		9,343,313	33.97%
Information Technology – 22.82%
Dwango Co., Ltd.	184	489,291	1.78%
Elecom Co., Ltd.	42,400	518,010	1.88%
Information Services International – Dentsu, Ltd.	78,200	537,947	1.96%
ITC Networks Corp.	75,500	432,812	1.57%
Macnica, Inc.	26,100	615,859	2.24%
Nifty Corp.	341	491,437	1.79%
Nippon Chemi-con Corp.	116,000	597,769	2.17%
Roland DG Corp.	15,300	245,207	0.89%
SIIX Corp.	42,000	564,384	2.05%
SRA Holdings, Inc.	52,400	467,055	1.70%
Tamura Corp.	173,000	520,397	1.89%
UKC Holdings Corp.	39,200	420,440	1.53%
Yamaichi Electronics Co., Ltd. (a)	131,900	375,626	1.37%
		6,276,234	22.82%
Materials – 14.77%
Adeka Corp.	49,900	491,526	1.79%
Daiso Co., Ltd.	168,000	544,708	1.98%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS — HENNESSY SELECT SPARX JAPAN SMALLER COMPANIES FUND

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Materials (Continued)
Fujikura Kasei Co., Ltd.	80,100	$468,069	1.70%
Nisshin Steel Co., Ltd.	288,000	568,082	2.07%
NOF Corp.	125,000	545,522	1.98%
Tokyo Rope Manufacturing Co., Ltd.	167,000	652,641	2.37%
Tokyo Tekko Co., Ltd.	87,000	256,340	0.93%
Wood One Co., Ltd.	115,000	537,323	1.95%
		4,064,211	14.77%

Total Common Stocks (Cost $25,216,619)		27,215,157	98.94%

SHORT-TERM INVESTMENTS – 8.98%
Money Market Funds – 8.98%
Federated Government Obligations –
Institutional Class, 0.01% (b)	1,068,908	1,068,908	3.89%
Fidelity Government Portfolio –
Institutional Class, 0.01% (b)	1,400,796	1,400,796	5.09%

Total Short-Term Investments
(Cost $2,469,704)		2,469,704	8.98%

Total Investments – 107.92%
(Cost $27,686,323)		29,684,861	107.92%

Liabilities in Excess of Other Assets – (7.92)%		(2,178,704)	(7.92)%
TOTAL NET ASSETS – 100.00%		$27,506,157	100.00%

Percentages are stated as a percent of net assets.

(a)Non-income producing security.
(b)The rate listed is the Fund’s 7-day yield as of April 30, 2011.

Summary of Fair Value Exposure at April 30, 2011

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgement of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values are considered level 2 prices in the fair valuation hierarchy.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS — HENNESSY SELECT SPARX JAPAN SMALLER COMPANIES FUND

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$5,488,734	$—	$—	$5,488,734
Consumer Staples	509,469	—	—	509,469
Financials	1,187,761	—	—	1,187,761
Health Care	345,435	—	—	345,435
Industrials	9,343,313	—	—	9,343,313
Information Technology	6,276,234	—	—	6,276,234
Materials	4,064,211	—	—	4,064,211
Total Common Stock	$27,215,157	$—	$—	$27,215,157
Short-Term Investments	$2,469,704	$—	$—	$2,469,704
Total Investments in Securities	$29,684,861	$—	$—	$29,684,861

Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2011, the Fund recognized no significant transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Statements
Statements of Assets and Liabilities as of April 30, 2011 (Unaudited)

ASSETS:
Investments in securities, at value (cost $119,232,322,
  $15,627,408, and $27,686,323,  respectively)
Dividends and interest receivable
Receivable for fund shares sold
Receivable for securities sold
Prepaid expenses and other assets
Total Assets

LIABILITIES:
Due to custodian
Payable for securities purchased
Payable for fund shares redeemed
Payable to advisor
Payable to administrator
Payable to auditor
Payable to directors
Accrued service fees
Accrued expenses and other payables
Total Liabilities

NET ASSETS

NET ASSETS CONSIST OF:
Capital stock
Accumulated net investment income (loss)
Accumulated net realized loss on investments
Unrealized net appreciation (depreciation) on investments and foreign currency related transactions
Total Net Assets

NET ASSETS
Original Class:
Shares authorized (no par value, $0.001 and $0.001 par value, respectively)
Net assets applicable to outstanding Original Class shares
Shares issued and outstanding
Net asset value, offering price and redemption price per share
Institutional Class:
Shares authorized (no par value and $0.001 par value, respectively)
Net assets applicable to outstanding Institutional Class shares
Shares issued and outstanding
Net asset value, offering price and redemption price per share

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS – STATEMENTS OF ASSETS AND LIABILITIES

		HENNESSY
HENNESSY	HENNESSY	SELECT SPARX
SELECT LARGE	SELECT SPARX	JAPAN SMALLER
VALUE FUND	JAPAN FUND	COMPANIES FUND

$141,269,120	$18,245,622	$29,684,861
188,476	225,718	290,161
15,118	304,724	57,800
9,420,848	336,472	—
25,258	1,410	7,410
150,918,820	19,113,946	30,040,232

301,420	—	—
7,531,769	—	831,450
141,095	1,687	1,636,345
98,702	15,362	27,580
118,360	36,336	20,298
11,131	13,570	13,407
898	698	1,087
11,608	601	2,298
26,027	10,681	1,610
8,241,010	78,935	2,534,075

$142,677,810	$19,035,011	$27,506,157

$157,703,551	$49,634,499	$26,746,082
152,240	(123,647)	(117,370)
(37,214,779)	(33,100,032)	(1,119,364)
22,036,798	2,624,191	1,996,809
$142,677,810	$19,035,011	$27,506,157

Unlimited	Unlimited	Unlimited
142,632,379	7,276,639	27,506,157
6,045,841	490,434	2,606,031
$23.59	$14.84	$10.55

Unlimited	Unlimited	N/A
45,431	11,758,372
1,921	784,940
$23.65	$14.98

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Statements
Statements of Operations Six Months Ended April 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividend income(1)
Interest income
Total investment income

EXPENSES:
Investment advisory fees
Administration, fund accounting, custody and transfer agent fees
Service fees – Original Class (See Note 4)
Federal and state registration fees
Audit fees
Legal fees
Compliance expense
Reports to shareholders
Directors’ fees and expenses
Sub-transfer agent expenses – Original Class (See Note 4)
Sub-transfer agent expenses – Institutional Class (See Note 4)
Interest expense (See Note 5)
Other
Total expenses before reimbursement/waiver
Administration expense waiver – Institutional Class (See Note 4)
Net expenses
NET INVESTMENT INCOME (LOSS)
REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on investments
Change in unrealized appreciation (depreciation) on investments in securities
NET REALIZED GAIN (LOSS) AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

(1) Net of foreign taxes withheld of $0, $17,608, and $24,626, respectively.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL STATEMENTS – STATEMENTS OF OPERATIONS

		HENNESSY
HENNESSY	HENNESSY	SELECT SPARX
SELECT LARGE	SELECT SPARX	JAPAN SMALLER
VALUE FUND	JAPAN FUND	COMPANIES FUND

$1,716,128	$233,930	$324,521
178	191	147
1,716,306	234,121	324,668

583,595	194,372	127,706
175,079	49,565	27,138
68,637	13,229	10,642
21,008	13,444	10,578
10,864	10,165	8,651
5,951	5,951	5,951
3,602	3,602	3,602
16,860	7,439	2,232
4,958	3,959	4,959
54,910	33,662	16,838
—	968	N/A
—	10,234	—
8,914	11,178	6,246
954,378	357,768	224,543
(49)	—	N/A
954,329	357,768	224,543
$761,977	$(123,647)	$100,125

$14,146,527	$1,063,953	$1,005,728
5,270,887	(2,799,661)	1,147,057
19,417,414	(1,735,708)	2,152,785

$20,179,391	$(1,859,355)	$2,252,910

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Statements
Statements of Changes in Net Assets

OPERATIONS:
Net investment income (loss)
Net realized gain (loss)
Change in unrealized appreciation (depreciation)
Net increase (decrease) in net assets resulting from operations

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Original Class
Net investment income – Institutional Class
Total distributions

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Original Class
Proceeds from shares subscribed – Institutional Class
Dividends reinvested – Original Class
Dividends reinvested – Institutional Class
Cost of shares redeemed – Original Class
Cost of shares redeemed – Institutional Class
Net increase (decrease) in net assets derived from capital share transactions
TOTAL INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of period
End of period

Accumulated net investment income (loss), end of period

CHANGES IN SHARES OUTSTANDING:
Shares sold – Original Class
Shares sold – Institutional Class
Shares issued to holders as reinvestment of dividends – Original Class
Shares issued to holders as reinvestment of dividends – Institutional Class
Shares redeemed – Original Class
Shares redeemed – Institutional Class
Net increase (decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS – STATEMENTS OF CHANGES IN NET ASSETS

Hennessy Select Large Value Fund

Six Months Ended
April 30, 2011	Year Ended
(Unaudited)	October 31, 2010

$761,977	$899,788
14,146,527	11,884,038
5,270,887	378,192
20,179,391	13,162,018

(1,291,601)	(1,607,669)
(582)	(468)
(1,292,183)	(1,608,137)

1,161,067	1,644,633
6,470	10,259
1,235,299	1,542,668
528	468
(10,187,007)	(15,965,046)
(4,161)	(5,496)
(7,787,804)	(12,772,514)
11,099,404	(1,218,633)

131,578,406	132,797,039
$142,677,810	$131,578,406

$152,240	$682,446

52,214	81,862
302	514
56,743	76,941
24	23
(457,435)	(795,699)
(191)	(278)
(348,343)	(636,637)

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Statements
Statements of Changes in Net Assets

OPERATIONS:
Net investment income (loss)
Net realized gain (loss) on securities
Change in unrealized appreciation (depreciation) on securities
Net increase (decrease) in net assets resulting from operations

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Original Class
Net investment income – Institutional Class
Return of capital – Original Class
Return of capital – Institutional Class
Total distributions

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Original Class
Proceeds from shares subscribed – Institutional Class
Dividends reinvested – Original Class
Dividends reinvested – Institutional Class
Cost of shares redeemed – Original Class
Cost of shares redeemed – Institutional Class
Redemption fees retained – Original Class
Redemption fees retained – Institutional Class
Net increase (decrease) in net assets derived from capital share transactions
TOTAL INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of period
End of period
Accumulated net investment income (loss), end of period

CHANGES IN SHARES OUTSTANDING:
Shares sold – Original Class
Shares sold – Institutional Class
Shares issued to holders as reinvestment of dividends – Original Class
Shares issued to holders as reinvestment of dividends – Institutional Class
Shares redeemed – Original Class
Shares redeemed – Institutional Class
Net increase (decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS – STATEMENTS OF CHANGES IN NET ASSETS

Hennessy Select SPARX		Hennessy Select SPARX
Japan Fund		Japan Smaller Companies Fund
Six Months Ended		Six Months Ended
April 30, 2011	Year Ended	April 30, 2011	Year Ended
(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

$(123,647)	$(28,134)	$100,125	$(1,744)
1,063,953	(6,199,173)	1,005,728	1,822,388
(2,799,661)	11,415,124	1,147,057	(2,019,798)
(1,859,355)	5,187,817	2,252,910	(199,154)

—	(30,697)	—	(675,389)
—	(22,666)	N/A	N/A
—	(28,764)	—	—
—	(21,239)	N/A	N/A
—	(103,366)	—	(675,389)

53,930,884	12,134,525	15,242,782	3,996,704
1,144,754	9,038,569	N/A	N/A
—	58,305	—	654,011
—	42,669	N/A	N/A
(62,490,674)	(23,363,751)	(5,154,592)	(4,829,993)
(15,274,423)	(13,290,361)	N/A	N/A
—	36,375	—	18,198
—	—	N/A	N/A
(22,689,459)	(15,343,669)	10,088,190	(161,080)
(24,548,814)	(10,259,218)	12,341,100	(1,035,623)

43,583,825	53,843,043	15,165,057	16,200,680
$19,035,011	$43,583,825	$27,506,157	$15,165,057

$(123,647)	$—	$(117,370)	$(217,495)

3,819,244	1,011,968	1,465,232	424,911
78,296	740,046	N/A	N/A
—	4,983	—	74,659
—	3,628	N/A	N/A
(4,919,270)	(1,911,383)	(502,788)	(519,710)
(1,155,342)	(1,114,529)	N/A	N/A
(2,177,072)	(1,265,287)	962,444	(20,140)

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Highlights
Hennessy Select Large Value Fund
For an Original Class share outstanding throughout each period
	Six Months
	Ended
	April 30, 2011
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$20.57
Income from investment operations:
Net investment income (loss)	0.13
Net realized and unrealized gains (losses) on securities	3.10
Total from investment operations	3.23
Less Distributions:
Dividends from net investment income	(0.21)
Dividends from net realized gains	—
Total distributions	(0.21)
Net asset value, end of period	$23.59
TOTAL RETURN	15.77	%(4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$142.63
Ratio of expenses to average net assets:
Before expense reimbursement	1.39	%(5)
After expense reimbursement	1.39	%(5)
Ratio of net investment income to average net assets
Before expense reimbursement	1.11	%(5)
After expense reimbursement	1.11	%(5)
Portfolio turnover rate(6)	81	%(4)

(1)	For the one month ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31st from September 30th.
(2)
The financial highlights set forth for periods prior to March 20, 2009 represent the historical financial highlights of the Tamarack Value Fund, Class S shares.  The assets of the Tamarack Value Fund were acquired by the Hennessy Select Large Value Fund on March 20, 2009.  Prior to the reorganization, Tamarack Value Fund also offered Class A, Class C and R shares. At that time RBC Global Asset Management (U.S.), Inc., (formerly known as Voyageur Asset Management Inc.) ceased to be the investment advisor and Hennessy Advisors, Inc. became the investment advisor.  The return of the Tamarack Value Fund, Class S shares during the period October 1, 2008 through March 20, 2009 was (33.09)%.  The return of the Hennessy Select Large Value Fund, Original Class shares during the period March 20, 2009 through September 30, 2009 was 36.84%.

(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY SELECT LARGE VALUE FUND

	One Month
Year Ended	Ended		Year Ended September 30,
October 31,	October 31,
2010	2009(1)		2009(2)	2008(2)	2007(2)	2006(2)

$18.88	$19.49		$21.80	$43.12	$41.74	$45.78

0.14	0.01		0.31	0.42 (3)	0.58 (3)	0.55 (3)
1.78	(0.62)		(2.21)	(7.43)	5.04	3.07
1.92	(0.61)		(1.90)	(7.01)	5.62	3.62

(0.23)	—		(0.41)	(0.78)	(0.63)	(0.61)
—	—		—	(13.53)	(3.61)	(7.05)
(0.23)	—		(0.41)	(14.31)	(4.24)	(7.66)
$20.57	$18.88		$19.49	$21.80	$43.12	$41.74
10.22%	(3.13	)%(4)	(8.43)%	(22.42)%	14.19%	9.10%

$131.54	$132.77		$138.34	$174.23	$269.37	$291.66

1.41%	1.37	%(5)	1.42%	1.22%	1.26%	1.22%
1.38%	1.30	%(5)	1.17%	1.02%	1.03%	1.05%

0.64%	0.28	%(5)	1.46%	1.32%	1.13%	1.16%
0.67%	0.35	%(5)	1.71%	1.52%	1.36%	1.33%
146%	10	%(4)	142%	162%	136%	38%

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Highlights
Hennessy Select Large Value Fund
For an Institutional Class share outstanding throughout each period
	Six Months
	Ended
	April 30, 2011
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$20.65

Income from investment operations:
Net investment income (loss)	0.14
Net realized and unrealized gains (losses) on securities	3.14
Total from investment operations	3.28

Less Distributions:
Dividends from net investment income	(0.28)
Dividends from net realized gains	—
Total distributions	(0.28)
Net asset value, end of period	$23.65

TOTAL RETURN	16.01	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$0.04
Ratio of expenses to average net assets:
Before expense reimbursement	1.21	%(5)
After expense reimbursement(6)	0.98	%(5)
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	1.27	%(5)
After expense reimbursement(6)	1.50	%(5)
Portfolio turnover rate(7)	81	%(4)

(1)	For the one month ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31st from September 30th.
(2)	Institutional Class shares commenced operations on March 20, 2009.
(3)	Amount is less than $0.01 or $(0.01).
(4)	Not annualized.
(5)	Annualized.
(6)	The Advisor and/or Administrator reimbursed expenses in order to cap the Institutional Class share expenses. Please refer to Note 4 for more information.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY SELECT LARGE VALUE FUND

	One Month
Year Ended	Ended		Period Ended
October 31,	October 31,		September 30,
2010	2009(1)		2009(2)

$18.92	$19.53		$14.25

0.21	—	(3)	0.08
1.80	(0.61)		5.20
2.01	(0.61)		5.28

(0.28)	—		—
—	—		—
(0.28)	—		—
$20.65	$18.92		$19.53

10.65%	(3.12	)%(4)	37.05	%(4)

$0.04	$0.03		$0.03

1.22%	1.20	%(5)	26.18	%(5)
0.98%	0.98	%(5)	0.98	%(5)

0.80%	0.44	%(5)	(24.06	)%(5)
1.04%	0.66	%(5)	1.14	%(5)
146%	10	%(4)	142	%(4)

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Highlights
Hennessy Select SPARX Japan Fund
For an Original Class share outstanding throughout each period
	Six Months
	Ended
	April 30, 2011
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$12.58

Income from investment operations:
Net investment income (loss)	(0.26)
Net realized and unrealized gains (losses) on securities	2.52
Total from investment operations	2.26

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Return of capital	—
Total distributions	—
Redemption fees retained	—
Net asset value, end of period	$14.84

TOTAL RETURN	17.97	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$7.28
Ratio of expenses to average net assets:
Before expense reimbursement	1.92	%(5)
After expense reimbursement	1.92	%(5)
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	(0.98	)%(5)
After expense reimbursement	(0.98	)%(5)
Portfolio turnover rate(6)	117	%(4)

(1)
The financial highlights set forth for periods prior to September 17, 2009 represent the historical financial highlights of the SPARX Japan Fund.  On September 17, 2009 Hennessy Advisors, Inc., became the investment advisor to the Fund and the Fund changed its name to Hennessy Select SPARX Japan Fund.  In addition, the Investor Class shares were redesignated Original Class shares.

(2)	Amount is less than $0.01.
(3)	Calculated based on average shares outstanding.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY SELECT SPARX JAPAN FUND

Year Ended October 31,
2010	2009(1)	2008	2007	2006

$11.38	$9.73	$16.24	$17.20	$17.41

(0.04)	0.02	0.05	(0.03)	(0.10	)(3)
1.25	1.66	(6.56)	(0.93)	0.60
1.21	1.68	(6.51)	(0.96)	0.50

(0.01)	(0.03)	—	—	(0.55)
—	—	—	—	(0.17)
(0.01)	—	—	—	—
(0.02)	(0.03)	—	—	(0.72)
0.01	— (2)	— (2)	—	0.01
$12.58	$11.38	$9.73	$16.24	$17.20

11.04%	17.36%	(40.09)%	(5.58)%	2.64%

$20.01	$28.29	$15.86	$19.54	$26.23

1.71%	1.75%	1.72%	1.87%	2.22%
1.59%	1.24%	1.25%	1.45%	1.50%

(0.27)%	(0.34)%	(0.10)%	(0.62)%	(1.27)%
(0.15)%	0.17%	0.37%	(0.20)%	(0.55)%
8%	17%	35%	111%	89%

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Highlights
Hennessy Select SPARX Japan Fund
For an Institutional Class share outstanding throughout each period
	Six Months
	Ended
	April 30, 2011
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$12.66

Income from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gains (losses) on securities	2.31
Total from investment operations	2.32

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Return of capital	—
Total distributions	—
Redemption fees retained	—
Net asset value, end of period	$14.98

TOTAL RETURN	18.33	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$11.76
Ratio of expenses to average net assets:
Before expense reimbursement	1.67	%(5)
After expense reimbursement	1.67	%(5)
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	0.09	%(5)
After expense reimbursement	0.09	%(5)
Portfolio turnover rate(6)	117	%(4)

(1)
The financial highlights set forth for periods prior to September 17, 2009 represent the historical financial highlights of the SPARX Japan Fund.  On September 17, 2009 Hennessy Advisors, Inc., became the investment advisor to the Fund and the Fund changed its name to Hennessy Select SPARX Japan Fund.

(2)	Amount is less than $0.01 or $(0.01).
(3)	Calculated based on average shares outstanding.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY SELECT SPARX JAPAN FUND

Year Ended October 31,
2010	2009(1)	2008	2007	2006

$11.44	$9.78	$16.33	$17.27	$17.44

0.01	0.03	0.05	— (2)	(0.06	)(3)
1.23	1.66	(6.60)	(0.94)	0.61
1.24	1.69	(6.55)	(0.94)	0.55

(0.01)	(0.03)	—	—	(0.56)
—	—	—	—	(0.17)
(0.01)	—	—	—	—
(0.02)	(0.03)	—	—	(0.73)
—	— (2)	— (2)	—	0.01
$12.66	$11.44	$9.78	$16.33	$17.27

11.07%	17.37%	(40.11)%	(5.44)%	2.90%

$23.57	$25.55	$37.03	$82.94	$105.15

1.45%	1.75%	1.72%	1.67%	1.66%
1.40%	1.24%	1.25%	1.25%	1.25%

0.02%	(0.34)%	(0.10)%	(0.42)%	(0.71)%
0.07%	0.17%	0.37%	0.00%	(0.30)%
8%	17%	35%	111%	89%

HENNESSY FUNDS                                                                                                              1-800-966-4354

Financial Highlights
Hennessy Select SPARX Japan Smaller Companies Fund
For an Original Class share outstanding throughout each period
	Six Months
	Ended
	April 30, 2011
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$9.23

Income from investment operations:
Net investment income (loss)	0.09
Net realized and unrealized gains (losses) on securities	1.23
Total from investment operations	1.32

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Redemption fees retained	—
Net asset value, end of period	$10.55

TOTAL RETURN	14.30	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$27.51
Ratio of expenses to average net assets:
Before expense reimbursement	2.11	%(6)
After expense reimbursement	2.11	%(6)
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	0.94	%(6)
After expense reimbursement	0.94	%(6)
Portfolio turnover rate	30	%(5)

(1)
The financial highlights set forth for periods prior to September 17, 2009 represent the historical financial highlights of the SPARX Japan Fund. On September 17, 2009 Hennessy Advisors, Inc., became the investment advisor to the Fund and the Fund changed its name to Hennessy Select SPARX Japan Smaller Companies Fund.  In addition, the Investor Class shares were redesignated Original Class shares.

(2)	The Fund commenced operations on August 31, 2007
(3)	Calculated based on average shares outstanding.
(4)	Amount is less than $0.01 or $(0.01).
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY SELECT SPARX JAPAN SMALLER COMPANIES FUND

			Period Ended
Year Ended October 31,			October 31,
2010	2009(1)	2008	2007(2)

$9.74	$6.87	$10.98	$10.00

— (4)	0.07	0.02 (3)	—	(4)
(0.10)	2.80	(4.08)	0.98
(0.10)	2.87	(4.06)	0.98

(0.42)	—	(0.07)	—
—	—	—	—
(0.42)	—	(0.07)	—
0.01	— (4)	0.02	—
$9.23	$9.74	$6.87	$10.98

(0.72)%	41.78%	(37.00)%	9.80	%(5)

$15.17	$16.20	$11.74	$5.58

2.14%	3.10%	4.47%	9.73	%(6)
2.01%	1.60%	1.60%	1.60	%(6)

(0.14)%	(0.86)%	(2.60)%	(8.15	)%(6)
(0.01)%	0.64%	0.26%	(0.02	)%(6)
100%	138%	55%	13	%(5)

HENNESSY FUNDS                                                                                                              1-800-966-4354

Notes to the Financial Statements
April 30, 2011 (Unaudited)

1).  ORGANIZATION

The Hennessy Select Large Value Fund (the “Large Value Fund”) is organized as a separate investment portfolio or series of Hennessy Funds Trust, a Delaware statutory trust that was organized on September 17, 1992.  The Large Value Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended.  The investment objective of the Large Value Fund is long-term growth of capital and current income.

The Hennessy Select SPARX Japan Fund (the “Japan Fund”) and the Hennessy Select SPARX Japan Smaller Companies Fund (the “Japan Smaller Companies Fund”) are organized as separate investment portfolios or series of Hennessy SPARX Funds Trust, a Massachusetts business trust that was organized on July 24, 1995.  The Japan Fund and the Japan Smaller Companies Fund are open-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended.  Although these Funds will each be considered a “diversified” mutual fund, the Funds may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.  The investment objective of the Japan Fund and the Japan Smaller Companies Fund is long-term capital appreciation.

The Large Value Fund, Japan Fund and Japan Smaller Companies Fund collectively represent the Hennessy Select Series Funds (the “Funds”).

The Large Value Fund and Japan Fund offer Original and Institutional Class shares.  Each class of shares differs principally in its respective administration, shareholder servicing and transfer agent expenses and sales charges, if any.  Each class has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.  The Japan Smaller Companies Fund offers only Original Class shares.

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a).   Investment Valuation – Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer

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NOTES TO THE FINANCIAL STATEMENTS

represents the true value of that security, fair value pricing procedures have been adopted by the Board of Trustees of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market.  Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered level 2 prices in the fair valuation hierarchy.  Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period.  The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

b).  Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c).   Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

HENNESSY FUNDS                                                                                                              1-800-966-4354

d).  Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains for the Funds, if any, are declared and paid out annually, usually in November or December of each year.

e).  Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

f).   Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

g).  Share Valuation – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.  The Japan Fund and Japan Smaller Companies Funds charged a 2.00% redemption fee on shares held less than 60 days through January 29, 2010.  These fees were retained by each Fund and treated as additional paid-in-capital and allocated to each respective class of shares (if applicable).

h).  Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains or losses.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors.

i).   Forward Contracts – The Funds may enter into forward currency contracts to reduce their exposure to changes in foreign currency exchange rates on their foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.  The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

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NOTES TO THE FINANCIAL STATEMENTS

j).   Repurchase Agreements – The Funds may enter into repurchase agreements with member banks or security dealers of the Federal Reserve whom the investment advisor deems creditworthy. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient, in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

k).  Accounting for Uncertainty in Income Taxes – The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  As of April 30, 2011, open Federal and state tax years for the Large Value Fund include the tax years ended September 30, 2008 through 2009, the tax period ended October 31, 2009 and the tax year ended October 31, 2010.  As of April 30, 2011, open Federal and state tax years for the Japan Fund and Japan Smaller Companies Fund include the tax years ended October 31, 2008 through 2010.

l).   Derivatives – The Funds may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts and swaps, for a variety of reasons, including to hedge certain risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for a Fund to invest than “traditional” securities would. The main purpose of utilizing these derivative instruments is for hedging purposes.

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”). The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect any entity’s results of operations and financial position. During the six months ended April 30, 2011, the Funds did not hold any derivative instruments.

m).       Events Subsequent to the Fiscal Period End – The Funds have adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred subsequent to April 30, 2011, through the date of issuance of the Funds’ financial statements.  There were no

HENNESSY FUNDS                                                                                                              1-800-966-4354

    events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

n.)  New Accounting Pronouncement – In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”).  The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within the fiscal years. Additional information describing significant transfers, if any, is contained in each Fund’s Schedule of Investments contained in this report.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

3).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) during the following fiscal periods were as follows:

	Purchases	Sales
Large Value Fund	$111,239,395	$119,110,478
Japan Fund	$43,890,497	$67,598,254
Japan Smaller Companies Fund	$16,408,046	$6,076,615

There were no purchases or sales/maturities of long term U.S. Government securities in the Funds during the six months ended April 30, 2011.

4).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Hennessy Advisors, Inc. (the “Advisor”) is the advisor of the Funds. The Advisor provides the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee from each Fund. The fee is based upon the average daily net assets of the Funds at the annual rate of:

Large Value Fund	0.85%
Japan Fund	1.00%
Japan Smaller Companies Fund	1.20%

The Advisor has delegated the day to day management of the Large Value Fund to a Sub-Advisor, RBC Global Asset Management (U.S.), Inc. (“RBC”). The Advisor has delegated the day to day management of the Japan and Japan Smaller Companies Funds to a Sub-Advisor, SPARX Asset Management Co. Ltd. (“SPARX”).  The Advisor pays the Sub-Advisor fees for each of the Funds from its own assets and these fees are not an additional expense of the Funds.

The Advisor had agreed to absorb expenses to the extent that the total annual operating expenses (excluding all Federal, state and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 0.98% of the Large Value Fund’s net assets for the

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NOTES TO THE FINANCIAL STATEMENTS

Institutional Class shares.  The expense limitation agreement for the Institutional Class shares of the Large Value Fund can only be terminated by the Board of Trustees.  For a period of three years after the year in which the Advisor waives or reimburses expenses, the Advisor may seek reimbursement from the Fund to the extent that total annual fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement. The Advisor did not reimburse any expenses during the six months ended April 30, 2011. As of April 30, 2011, cumulative expenses subject to potential recovery to the aforementioned conditions and year of expiration are as follows:

	Oct. 31, 2011	Oct. 31, 2012	Oct. 31, 2013	Oct. 31, 2014	Total
Large Value Fund – Orig. Class	$91,061	$7,641	$38,444	$—	$137,146
Large Value Fund – Inst. Class	$2,239	$6	$—	$—	$2,245
Japan Fund – Orig. Class	$—	$—	$37,425	$—	$37,425
Japan Fund – Inst. Class	$—	$—	$12,915	$—	$12,915
Japan Smaller Companies
Fund – Orig. Class	$—	$—	$19,527	$—	$19,527

The Board of Trustees has approved a Shareholder Servicing Plan for the Original Class shares of the Funds which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund. The Plan provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Original Class shares of the Funds.

The Funds have entered into agreements with various brokers, dealers and financial intermediaries in connection with the sale of shares of the Funds.  The agreements provide for periodic payments by the Funds to the brokers, dealers and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include: the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status and facilitating shareholder telephone transactions.  Fees paid by the Large Value, Japan and Japan Smaller Companies Funds to various brokers, dealers and financial intermediaries for the six months ended April 30, 2011, were $54,910, $34,630, and $16,838, respectively.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ administrator under an Administration Agreement.  Administrative services under this agreement include custody, distribution, fund accounting, fund administration and transfer agent services.  In addition, the Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fees paid to U.S. Bancorp Fund Services, LLC for the six months ended April 30, 2011, were $175,079, $49,565 and $27,138, for the Large Value, Japan and Japan Smaller Companies Funds, respectively.  The Administrator has voluntarily waived all or a portion of its administration fees allocated to the Institutional Class shares of the Large Value Fund.  The administration fees voluntarily waived by the Administrator during the six months ended April 30, 2011 were $49.

HENNESSY FUNDS                                                                                                              1-800-966-4354

Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is an affiliated company of U.S. Bank, N.A.

5).  LINE OF CREDIT

The SPARX Japan and SPARX Japan Smaller Companies Funds have $22,000,000 and $3,000,000 lines of credit, respectively, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with its custodian bank, U.S. Bank, N.A. Borrowings under this arrangement bear interest at the bank’s prime rate. During the period ended April 30, 2011, the SPARX Japan Fund had an outstanding average daily balance and a weighted average interest rate of $637,392 and 3.25%, respectively. The maximum amount outstanding for the SPARX Japan Fund during the period was $15,000,000.  During the period ended April 30, 2011, the SPARX Japan Smaller Companies Fund had no line of credit activity.

6).  FEDERAL TAX INFORMATION

The following balances for the Funds are as of October 31, 2010, the Funds’ most recent fiscal year end:

			Japan
	Large		Smaller
	Value	Japan	Companies
	Fund	Fund	Fund
Cost of investments for tax purposes	$115,270,414	$37,383,357	$14,831,609
Gross tax unrealized appreciation	18,200,874	7,183,919	1,979,812
Gross tax unrealized depreciation	(2,268,578)	(1,866,093)	(1,356,296)
Net tax unrealized appreciation
(depreciation) on investments	15,932,296	5,317,826	623,516
Undistributed ordinary income	$682,446	$—	$—
Undistributed long-term capital gains	$—	$—	$—
Total distributable earnings	$682,446	$—	$—
Other accumulated gains (losses)	$(50,527,691)	$(34,057,959)	$(2,116,351)
Total accumulated earnings (losses)	$(33,912,949)	$(28,740,133)	$(1,492,835)

At October 31, 2010, the Large Value Fund had tax basis capital losses of $50,527,691, to offset future capital gains. Of such losses, $19,583,141 expire October 31, 2016 and $30,944,550 expire on October 31, 2017.  Additionally, the Large Value Fund had no post-October loss deferrals as of October 31, 2010.

At October 31, 2010, the Japan Fund had tax basis capital losses of $34,116,747, to offset future capital gains. Of such losses, $967,738 expire October 31, 2014, $5,345,663 expire on October 31, 2015, $6,231,544 expire October 31, 2016 and $15,450,664 expire October 31, 2017, and $6,121,138 expire October 31, 2018.  Additionally, the Japan Fund had no post-October loss deferrals as of October 31, 2010.

At October 31, 2010, the Japan Smaller Companies Fund had tax basis capital losses of $2,122,189, to offset future capital gains. The losses expire on October 31, 2017.  Additionally, the Japan Smaller Companies Fund had no post-October loss deferrals as of October 31, 2010.

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NOTES TO THE FINANCIAL STATEMENTS

The tax character of distributions paid during 2011 and 2010 for the Funds were as follows:

	Six Months Ended
	April 30, 2011	Year Ended
Large Value Fund	(Unaudited)	October 31, 2010
Ordinary income	$1,292,183	$1,608,137
Long-term capital gain	—	—
	$1,292,183	$1,608,137

	Six Months Ended
	April 30, 2011	Year Ended
Japan Fund	(Unaudited)	October 31, 2010
Ordinary income	$—	$53,363
Long-term capital gain	—	—
Return of capital	—	50,003
	$—	$103,366

	Six Months Ended
	April 30, 2011	Year Ended
Japan Smaller Companies Fund	(Unaudited)	October 31, 2010
Ordinary income	$—	$675,389
Long-term capital gain	—	—
	$—	$675,389

HENNESSY FUNDS                                                                                                              1-800-966-4354

Expense Example
April 30, 2011 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 through April 30, 2011.

Actual Expenses
The first set of lines of the table below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee (not to exceed $30 per social security number). The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second set of lines within the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
Original Class	11/1/10	4/30/11	11/1/10 – 4/30/11

Actual
Large Value Fund – Original Class	$1,000.00	$1,157.70	$7.44
Japan Fund – Original Class	$1,000.00	$1,179.70	$10.38
Japan Smaller Companies
Fund – Original Class	$1,000.00	$1,143.00	$11.21

Hypothetical (5% return
before expenses)
Large Value Fund – Original Class	$1,000.00	$1,017.90	$6.95
Japan Fund – Original Class	$1,000.00	$1,015.27	$9.59
Japan Smaller Companies
Fund – Original Class	$1,000.00	$1,014.33	$10.54

(1)
Expenses are equal to the Large Value Fund’s expense ratio of 1.39%, the Japan Fund’s expense ratio of 1.92%, and the Smaller Companies Fund’s expense ratio of 2.11%, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(2)
Institutional Class	11/1/10	4/30/11	11/1/10 – 4/30/11

Actual
Large Value Fund – Institutional Class	$1,000.00	$1,024.93	$4.92
Japan Fund – Institutional Class	$1,000.00	$1,183.30	$9.04

Hypothetical (5% return
before expenses)
Large Value Fund – Institutional Class	$1,000.00	$1,003.10	$4.87
Japan Fund – Institutional Class	$1,000.00	$1,016.51	$8.35

(2)
Expenses are equal to the Large Value Fund’s expense ratio of 0.98%, and the Japan Fund’s expense ratio of 1.67%, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

HENNESSY FUNDS                                                                                                              1-800-966-4354

How to Obtain a Copy of the Fund’s Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy Funds website at www.hennessyfunds.com; or (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. Hennessy Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will be available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Funds’ N-Q will also be available upon request by calling 1-800-966-4354.

Directors and Officers

The Funds’ Statement of Additional Information includes additional information about the Funds’ Directors and Officers and is available, without charge, upon request by calling 1-800-966-4354 or by visiting the Hennessy Funds website at www.hennessyfunds.com.

Federal Tax Distribution Information (Unaudited)

The Large Value, Japan and Japan Smaller Companies Funds designate 100%, 100% and 100%, respectively, of the dividends declared from net investment income during the year ended October 31, 2010, as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended October 31, 2010, 100%, 0% and 0%, of the ordinary distributions paid by the Large Value, Japan and Japan Smaller Companies Funds qualify for the dividend received deduction available to corporate shareholders. All of the dividend income received by the Japan and Japan Smaller Companies Funds was from foreign investments which does not qualify for the dividend received deduction available to corporate shareholders.

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BOARD APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENTS

Board Approval of Continuation of Investment Advisory Agreements

At its meeting on March 2, 2011, the Board of Directors (the “Board”) of The Hennessy Funds, Inc. (the “Company”) and its two series, the Hennessy Balanced Fund (the “Balanced Fund”) and the Hennessy Total Return Fund (the “Total Return Fund”) (each a “Fund” or collectively the “Funds”), The Hennessy Mutual Funds, Inc. (the “Company”) and its three series, the Hennessy Cornerstone Growth Fund (the “Growth Fund”), the Hennessy Cornerstone Value Fund (the “Value Fund”), and the Hennessy Focus 30 Fund (the “Focus 30 Fund”), The Hennessy Funds Trust (the “Company”) which includes the Hennessy Cornerstone Growth Fund, Series II (the “Growth II Fund”), Hennessy Cornerstone Large Growth Fund (the “Large Growth” Fund), and the Hennessy Select Large Value Fund (the “Large Value” Fund), and the Hennessy SPARX Funds Trust (the “Company”) and its two series, the Hennessy Select SPARX Japan Fund (the “Japan Fund”) and the Hennessy Select SPARX Japan Smaller Companies Fund ( the “Japan Smaller Companies Fund” or collectively with the Growth, Growth II, Value, Focus 30, Total Return, Balanced, Large Value and Large Growth funds, the “Funds”) or collectively with The Hennessy Funds, Inc., and The Hennessy Mutual Funds, Inc., and Hennessy Funds Trust, the “Companies”) including the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940) of the Funds voted to re-approve the current investment advisory agreements for the Funds. The Board reviewed and discussed the specific services provided by the Advisor.  The Advisor:

• Provides formula driven investment management for the Hennessy Total Return and Balanced funds; and the Hennessy Cornerstone Growth, Growth Series II, Focus 30, Value and Large Growth funds.  Hennessy Advisors, Inc. holds the patent rights to the formulas used for the Cornerstone Growth and Value Funds.  In providing investment management, Hennessy Advisors, Inc. will direct and oversee the trading of securities within and the rebalancing of the portfolios of the Funds.

• Provides oversight of the sub-advisors for the Hennessy Select Large Value, Hennessy Select SPARX Japan, and Hennessy Select SPARX Japan Smaller Companies funds.

•Pays the incentive compensation of the Funds’ Chief Compliance Officer.

• Provides responsive customer and shareholder servicing which consists of providing a call center to respond to shareholder inquiries, including specific mutual fund account information.  Shareholders can contact Hennessy Advisors, Inc. directly during office hours.  The firm endeavors to answer all calls in person within two rings of the telephone.

• Oversees distribution of the Funds through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Ameritrade and Pershing. Hennessy Advisors participates in “no transaction fee” (“NTF”) programs with these companies, which allows

HENNESSY FUNDS                                                                                                              1-800-966-4354

    customers to purchase the Hennessy Funds through third party distribution channels without paying a transaction fee. Hennessy Advisors compensates these third party distributors under a pre-determined contractual agreement.

• Oversees those third party service providers that support the Funds in providing fund accounting, fund administration, fund distribution, transfer agency and custodial services.

Hennessy Advisors, Inc. provides its services to The Hennessy Funds, Inc.; The Hennessy Mutual Funds, Inc.; The Hennessy Funds Trust, and The SPARX Funds Trust.  The firm also operates a small Limited Liability Company designed for highly qualified investors.  Services are provided to no other clients.  The firm does not offer investment advice to individual persons or entities other than the mutual funds it manages.

The Board also: (i) compared the performance of each Fund to benchmark indices over various periods of time and concluded that the performance of each Fund warranted the continuation of the Advisory Agreements; (ii) compared the expense ratios of funds similar in asset size and investment objective to each of the Funds and concluded the actual or projected expenses of each Fund were reasonable and warranted continuation of the Advisory Agreements; (iii) considered the fees charged by Hennessy Advisors, Inc. to those of funds similar in asset size and investment objective to each of the Funds and concluded the advisory fees of each Fund were reasonable and warranted continuation of the Advisory Agreements; (iv) considered the profitability of Hennessy Advisors, Inc. with respect to each Fund and the profitability of the Sub-Advisors with respect to the Select Series Funds and concluded the profits were reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases; (v) considered the high level of professionalism and knowledge, along with an extremely low level of turnover, of the employees of the Advisor; and (vi) considered that Neil Hennessy was named one of the top 100 portfolio managers in the nation six of the previous eight years by Barron’s.

The Board then discussed economies of scale and breakpoints and determined that the Funds managed by Hennessy Advisors, Inc. have not yet grown in size, nor has their marketplace demonstrated significantly rapid potential growth to any extent that would warrant the use of breakpoints. The Board took into consideration the profitability of Hennessy Advisors, Inc. and the advisory fees of comparable mutual funds.

The Board reviewed the Funds’ expense ratios and comparable expense ratios for funds like the ten funds being considered for contract renewal by Hennessy Advisors, Inc.  The Board used data from Lipper as presented in the charts in the Board Materials showing funds similar in nature to the Hennessy Funds (Mid-Cap Blend, Small Cap Blend, etc.).  The Board determined that the expense ratios of the Funds fall within the range of the ratios of other funds in their classification.  The Board also referenced the Advisor’s Form ADV and copies of the current Investment Advisory Agreements.  All of the factors above were considered separately by the non-interested Directors in an executive session during which management of the Advisor was not present.  The factors were viewed in their totality by the Board, with no single factor being the principal or determinative factor in the Board’s determination of whether to approve the

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BOARD APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENTS

continuation of the Advisory Agreements.  The Board was also assisted in its review, consideration and discussion of the Advisory Agreements by a memorandum prepared by legal counsel that summarized the Board’s obligations. Based on the factors discussed above, the Board, including all Independent Directors, recommended continuation of the Advisory Agreements.

HENNESSY FUNDS                                                                                                              1-800-966-4354

For information, questions
or assistance, please call
The Hennessy Funds

1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR, TRANSFER
AGENT, DIVIDEND PAYING
AGENT & SHAREHOLDER
SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
777 East Wisconsin Avenue, 15th Floor
Milwaukee, Wisconsin 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

WWW.HENNESSYFUNDS.COM

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy SPARX Funds Trust

By (Signature and Title)*        /s/Neil J. Hennessy
Neil J. Hennessy, President

Date   July 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Neil J. Hennessy
Neil J. Hennessy, President

Date   July 6, 2011

By (Signature and Title)*        /s/Teresa M Nilsen
Teresa M Nilsen, Treasurer

Date   July 6, 2011

.